Pensions and other postretirement benefits (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year	16,869		15,811
Projected Benefit Obligation	14,458		15,247
Fair value of plan assets for the CN Pension Plan	16,059		15,042
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	16,335		15,548
Amendments	0		0
Interest cost	658		740		788
Actuarial (gain) loss	(747)		812
Service cost	155		134		124
Curtailment gain	0		0
Plan participants' contributions	56		55
Foreign currency changes	16		(5)
Benefit payments, settlements and transfers	(963)	[1]	(949)	[1]
Projected benefit obligation at end of year	15,510		16,335		15,548
Component representing future salary increases	(344)		(443)
Accumulated benefit obligation at end of year	15,166		15,892
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	15,811		14,719
Employer contributions	226		833
Plan participants' contributions	56		55
Foreign currency changes	10		(2)
Actual return on plan assets	1,728		1,135
Benefit payments, settlements and transfers	(962)		(929)
Fair value of plan assets at end of year	16,869		15,811		14,719
Funded status (Deficiency of fair value of plan assets over projected benefit obligation at end of year)	1,359		(524)
Other postretirement benefits [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	277		284
Amendments	0		6
Interest cost	11		13		14
Actuarial (gain) loss	(22)		(3)
Service cost	3		4		4
Curtailment gain	0		(6)
Plan participants' contributions	0		0
Foreign currency changes	5		(3)
Benefit payments, settlements and transfers	(18)	[1]	(18)	[1]
Projected benefit obligation at end of year	256		277		284
Component representing future salary increases	0		0
Accumulated benefit obligation at end of year	256		277
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Employer contributions	0		0
Plan participants' contributions	0		0
Foreign currency changes	0		0
Actual return on plan assets	0		0
Benefit payments, settlements and transfers	0		0
Fair value of plan assets at end of year	0		0		0
Funded status (Deficiency of fair value of plan assets over projected benefit obligation at end of year)	(256)		(277)

[1]	Includes the settlement gain related to the termination of the former CEO's retirement benefit plan in 2012.